OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and others	$ 9,779		$ 9,314
Government institutions	2,694		1,716
Deferred installation expenses	2,485		2,905
Deferred income taxes	3,649	[1]	3,692	[1]
Advances to suppliers	324		457
Employees	343		300
Forward Exchange Contracts	1,580
Others	1,464		53
Other current assets, net	$ 22,318		$ 18,437

[1]	(*) See Note 15.